RESTRUCTURING OF JAPAN OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
RESTRUCTURING OF JAPAN OPERATIONS [Abstract]
Schedule of restructuring and asset impairment activity
	Asset impairment and related costs (*)	Other restructuring	Total
Assets impairment and other restructuring charges	$47,472	$8,028	$55,500
Charges against accrual	(46,276)	--	(46,276)
Cash payments	--	(4,621)	(4,621)
Accrued balance as of December 31, 2014	$1,196	$3,407	$4,603
Assets impairment related costs and other restructuring charges	3,200	4,116	7,316
Reduction of prior accrual and impairment	(5,841)	(2,466)	(8,307)
Charges against accrual	5,841	--	5,841
Cash payments	(1,296)	(3,113)	(4,409)
Accrued balance as of December 31, 2015	$3,100	$1,944	$5,044

(*)	Charges associated with asset impairment represent the write-down of the related assets to their new fair value and are recorded concurrently with the recognition of the accrual.